Revenue (Tables)	12 Months Ended
Mar. 31, 2023
Revenue [abstract]
Schedule of Contract Balances

The following table provides information about receivables and contract liabilities from contracts with customers.

	As at March 31
	2022	2023
Receivables, which are included in ‘Trade and other receivables’	29,464	61,699
Contract liabilities	53,238	75,369

Non-current	27	163
Current	53,211	75,206
Total contract liabilities	53,238	75,369